Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Elevation Series Trust
Entity Central Index Key	0001936157
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000262008
Shareholder Report [Line Items]
Fund Name	RIVERNORTH ACTIVE INCOME ETF
Trading Symbol	CEFZ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RiverNorth Active Income ETF (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://true-shares.com/etf/cefz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth Active Income ETF	$46	0.93%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://true-shares.com/etf/cefz/ for current month-end performance.
Average Annual Return [Table Text Block]
Table Summary
.	1 YR	5 YRS	10 YRS
RiverNorth Active Income ETF - NAV	14.08%	7.00%	8.79%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%
60% S&P 500 and 40% US Aggregate Bond	12.35%	7.41%	9.26%
S&P 500 Total Return Index	17.80%	12.06%	14.16%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 37,037,851
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 162,826
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$37,037,851
# of Portfolio Holdings	52
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$162,826

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Table Summary
Value	Value
Rights	0.00%
Financial Services	0.52%
Real Estate	2.40%
Business Development Companies	6.88%
Money Market Funds	9.15%
Exchange-Traded Funds	11.30%
Closed-End Funds	69.75%

Material Fund Change [Text Block]